CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions	Total		Total	Issued capital	Capital Surplus	Other capital reserves	Accumulated deficit [1]	Foreign currency translation reserve	Non-controlling interests
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2020				1,749,127,404
Equity at beginning of period at Dec. 31, 2020	$ 1,013		$ 163	$ 2	$ 12,753	$ (1,898)	$ (1,919)	$ (8,775)	$ 850
(Loss) / profit for the period	801	[2]	674				674		127
Transfer from OCI to income statement on disposal of subsidiary	0
Other comprehensive income	(203)		(161)			(1)	(2)	(158)	(42)
Total comprehensive income / (loss)	598		513			(1)	672	(158)	85
Dividends declared	(89)								(89)
Changes in ownership interest in a subsidiary	(7)		(76)			(76)			69
Acquisition of subsidiary	(10)		(16)			(16)			6
Other	0		2			1	1		(2)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2021				1,749,127,404
Equity at end of period at Dec. 31, 2021	1,505		586	$ 2	12,753	(1,990)	(1,246)	(8,933)	919
(Loss) / profit for the period	(9)		(162)				(162)		153
Transfer from OCI to income statement on disposal of subsidiary	558		558					558
Other comprehensive (loss)	(453)		(410)			27		(437)	(43)
Other comprehensive income	105
Total comprehensive income / (loss)	96		(14)			27	(162)	121	110
Dividends declared	(14)								(14)
Disposal of subsidiaries with non-controlling interests	(824)								(824)
Changes in ownership interest in a subsidiary	8		1				(3)	4	7
Other (in shares)				4,229,272
Other	(4)		(4)			(4)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2022				1,753,356,676
Equity at end of period at Dec. 31, 2022	767		569	$ 2	12,753	(1,967)	(1,411)	(8,808)	198
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2022				1,753,356,676
Equity at beginning of period at Dec. 31, 2022	767		569	$ 2	12,753	(1,967)	(1,411)	(8,808)	198
(Loss) / profit for the period	(2,450)		(2,528)				(2,528)		78
Transfer from OCI to income statement on disposal of subsidiary	3,414		3,414					3,414
Other comprehensive (loss)	(617)		(615)			(16)	(3)	(596)	(2)
Other comprehensive income	2,797
Total comprehensive income / (loss)	347		271			(16)	(2,531)	2,818	76
Dividends declared	(45)								(45)
Disposal of subsidiaries with non-controlling interests	(16)								(16)
Other (in shares)				2,608,109
Other	18		18			15	3
Number of shares outstanding at end of period (in shares) at Dec. 31, 2023				1,755,964,785
Equity at end of period at Dec. 31, 2023	$ 1,071		$ 858	$ 2	$ 12,753	$ (1,968)	$ (3,939)	$ (5,990)	$ 213

[1]
* Certain of the consolidated entities of VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements, refer to Note 26 for further details.

[2]	*Prior year comparative for the year ended December 31, 2021 is adjusted following the classification of Russia as a discontinued operation (see Note 10